Document and Entity Information	12 Months Ended
Jan. 10, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Advisers Investment Trust
Central Index Key	0001516523
Amendment Flag	false
Document Creation Date	Jan 10, 2013
Document Effective Date	Jan 10, 2013
Prospectus Date	Jan 10, 2013

Independent Franchise Partners US Equity Fund
FUND SUMMARY Independent Franchise Partners US Equity Fund (“IFP US Equity Fund” or the “Fund”)
Investment Objective:
The Independent Franchise Partners US Equity Fund seeks to achieve an attractive long-term rate of return.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Independent Franchise Partners US Equity Fund IFP US Equity Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount Redeemed)	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Independent Franchise Partners US Equity Fund IFP US Equity Fund
Management fee	[1]	0.68%
Distribution (Rule 12b-1) fees		none
Other expenses		0.52%
Total annual fund operating expenses		1.20%
Fee waivers and expense reimbursements	[2]	(0.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements	[2]	0.85%
[1]	The management fee is 0.88% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.68%.
[2]	Independent Franchise Partners, LLP ("Adviser") has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of average daily net assets. This agreement to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2014, at which time the Adviser will determine whether to renew or revise the agreement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Independent Franchise Partners US Equity Fund IFP US Equity Fund	113	374	656	1,460

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Independent Franchise Partners US Equity Fund IFP US Equity Fund	87	346	626	1,424

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return. During the most recent fiscal year, the Fund’s turnover rate was 13.59% of the average value of its portfolio.
Principal Investment Strategies:
The Adviser pursues the Fund’s investment strategy by investing in a portfolio of equity securities. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of companies deriving a significant portion of their revenue from the US; or with a primary listing on a US stock exchange; or that have their principal place of business or operations in the US. Equity securities in which the Fund may invest include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 20% of the value of its net assets in non-US equity securities, including equity securities in emerging markets. The Fund may also invest up to 10% of its net assets in cash and cash equivalents.

It is the intention of the Adviser that the Fund will be limited to 20 to 40 securities.

The Fund typically will buy equity securities of franchise (“Franchise”) companies. The Adviser defines a Franchise company to be a business with a high and sustainable return on capital. This generally arises because the company possesses a unique and durable intangible asset (such as a brand, license, patent or distribution network) that provides a relatively consistent demand for its product or service. Franchise companies tend to exhibit the following characteristics:
  Durable intangible assets (e.g. brands, licenses, patents);
  Domestic/international growth potential;
  Low capital intensity;
  High free-cash generation;
  Financial strength: comfortable coverage of fixed charges; and
  Capable management.
The Adviser may sell a security held by the Fund when one or more of these characteristics change or are no longer applicable to the company.

The Fund may invest in securities with a wide range of market capitalizations.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk. The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value.

Small and Mid Cap Company Risk. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign and Emerging Market Investment Risk. Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. The foreign securities in which the Fund may invest may be issued by issuers located in emerging markets or developing countries. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Non-diversified Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than would a diversified fund. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated.

Performance:
The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by calling 855-223-0437 or 312-557-7902.
Annual Total Return year ended 12/31
Return does not reflect redemption fee and would be lower if it did.

Best Quarter: 1Q2012, 6.71%                                                                                                                                                                                     Worst Quarter: 2Q2012, (0.56)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2012 was (0.40)%.
Average Annual Total Returns as of 12/31/2012
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

The before and after-tax returns shown below reflect the application of the redemption fee.
Average Annual Total Returns Independent Franchise Partners US Equity Fund	1 Year	Since Inception		Inception Date
IFP US Equity Fund	11.61%	12.65%	[1]	Dec 20, 2011
IFP US Equity Fund (after taxes on distributions)	11.39%	12.41%	[1]	Dec 20, 2011
IFP US Equity Fund (after taxes on distributions and redemptions)	7.76%	10.70%	[1]	Dec 20, 2011
Russell 1000 Value (Total Return) Index	17.50%	19.31%	[1]	Dec 20, 2011
[1]	Inception Date is December 20, 2011.

After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s benchmark for performance comparison purposes is the Russell 1000 Value (Total Return) Index. The Index is a price return index. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual return of this index would be lower.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan 10, 2013
Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Independent Franchise Partners US Equity Fund (“IFP US Equity Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Independent Franchise Partners US Equity Fund seeks to achieve an attractive long-term rate of return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return. During the most recent fiscal year, the Fund’s turnover rate was 13.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser pursues the Fund’s investment strategy by investing in a portfolio of equity securities. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of companies deriving a significant portion of their revenue from the US; or with a primary listing on a US stock exchange; or that have their principal place of business or operations in the US. Equity securities in which the Fund may invest include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 20% of the value of its net assets in non-US equity securities, including equity securities in emerging markets. The Fund may also invest up to 10% of its net assets in cash and cash equivalents.

It is the intention of the Adviser that the Fund will be limited to 20 to 40 securities.

The Fund typically will buy equity securities of franchise (“Franchise”) companies. The Adviser defines a Franchise company to be a business with a high and sustainable return on capital. This generally arises because the company possesses a unique and durable intangible asset (such as a brand, license, patent or distribution network) that provides a relatively consistent demand for its product or service. Franchise companies tend to exhibit the following characteristics:
  Durable intangible assets (e.g. brands, licenses, patents);
  Domestic/international growth potential;
  Low capital intensity;
  High free-cash generation;
  Financial strength: comfortable coverage of fixed charges; and
  Capable management.
The Adviser may sell a security held by the Fund when one or more of these characteristics change or are no longer applicable to the company.

The Fund may invest in securities with a wide range of market capitalizations.

		The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Equity Risk. The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value.

Small and Mid Cap Company Risk. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign and Emerging Market Investment Risk. Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. The foreign securities in which the Fund may invest may be issued by issuers located in emerging markets or developing countries. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Non-diversified Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than would a diversified fund. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than would a diversified fund. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by calling 855-223-0437 or 312-557-7902.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-223-0437 or 312-557-7902
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return year ended 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect redemption fee and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1Q2012, 6.71% Worst Quarter: 2Q2012, (0.56)%

		The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2012 was (0.40)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

		The before and after-tax returns shown below reflect the application of the redemption fee.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.

The Fund’s benchmark for performance comparison purposes is the Russell 1000 Value (Total Return) Index. The Index is a price return index. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual return of this index would be lower.

		Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.
Independent Franchise Partners US Equity Fund | IFP US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%	[2]
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	374
5 years	rr_ExpenseExampleYear05	656
10 years	rr_ExpenseExampleYear10	1,460
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	346
5 years	rr_ExpenseExampleNoRedemptionYear05	626
10 years	rr_ExpenseExampleNoRedemptionYear10	1,424
2012	rr_AnnualReturn2012	11.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.56%)
1 Year	rr_AverageAnnualReturnYear01	11.61%
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Independent Franchise Partners US Equity Fund | (after taxes on distributions) | IFP US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	12.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Independent Franchise Partners US Equity Fund | (after taxes on distributions and redemptions) | IFP US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Independent Franchise Partners US Equity Fund | Russell 1000 Value (Total Return) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.50%
Since Inception	rr_AverageAnnualReturnSinceInception	19.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011

[1]	The management fee is 0.88% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.68%.
[2]	Independent Franchise Partners, LLP ("Adviser") has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of average daily net assets. This agreement to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2014, at which time the Adviser will determine whether to renew or revise the agreement.
[3]	Inception Date is December 20, 2011.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan 10, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 10, 2013